Suspended Wells	12 Months Ended
Dec. 31, 2011
Suspended Wells

Note 8—Suspended Wells

The following table reflects the net changes in suspended exploratory well costs during 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Beginning balance at January 1	$1,013	908	660
Additions pending the determination of proved reserves	96	216	342
Reclassifications to proved properties	(72)	(106)	(39)
Sales of suspended well investment	—	(4)	(21)
Charged to dry hole expense	—	(1)	(34)

Ending balance at December 31	$1,037	1,013	908

The following table provides an aging of suspended well balances at December 31, 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Exploratory well costs capitalized for a period of one year or less	$115	220	319
Exploratory well costs capitalized for a period greater than one year	922	793	589

Ending balance	$1,037	1,013	908

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	40	40	34

The following table provides a further aging of those exploratory well costs that have been capitalized for more than one year since the completion of drilling as of December 31, 2011:

	Millions of Dollars
		Suspended Since
Project	Total	2008-2010	2005-2007	2001-2004
Aktote—Kazakhstan(2)	$19	—	—	19
Alpine Satellite—Alaska(2)	21	—	—	21
Browse Basin—Australia(1)	216	216	—	—
Caldita/Barossa—Australia(1)	77	—	77	—
Fiord West—Alaska(2)	16	16	—	—
Harrison—U.K.(2)	15	—	15	—
Kairan—Kazakhstan(2)	27	—	14	13
Kalamkas—Kazakhstan(1)	14	5	5	4
Kashagan—Kazakhstan(1)	44	19	15	10
Malikai—Malaysia(2)	52	—	40	12
NPR-A—Alaska(2)	17	17	—	—
Petai—Malaysia(2)	30	19	11	—
Point Thomson—Alaska(2)	37	37	—	—
Rak More—Kazakhstan(1)	22	22	—	—
Saleski—Canada(1)	14	14	—	—
Shenandoah—Lower 48(1)	43	43	—	—
Sunrise 3—Australia(2)	13	13	—	—
Surmont III and beyond—Canada(1)	26	6	18	2
Su tu Nau—Vietnam(2)	18	9	9	—
Thornbury—Canada(1)	19	19	—	—
Tiber—Lower 48(1)	40	40	—	—
Titan—Norway(2)	11	11	—	—
Ubah—Malaysia(2)	34	34	—	—
Uge—Nigeria(1)	29	15	14	—
Sixteen projects of $10 million or less each(1)(2)	68	34	32	2

Total of 40 projects	$922	589	250	83

(1) Additional appraisal wells planned.

(2) Appraisal drilling complete; costs being incurred to assess development.